PREPAYMENTS	9 Months Ended
Sep. 30, 2021
PREPAYMENTS
NOTE 8 - PREPAYMENTS

NOTE 9 - PREPAYMENTS

As of September 30, 2021, prepayments consist of the following:

	September 30, 2021	December 31, 2020
Office furniture	$2,090,723	$-
Office Rental	181,379	-
Block chain software and annual fee	621,402	-
Software licenses fee and others	47,590	61,707
	$2,941,094	$61,707